Significant Accounting Policies, Leases (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019 Agreement	Dec. 31, 2018 USD ($) Agreement Vessel
Leases [Abstract]
Number of time charter agreements | Agreement		3
Advances received from charterers to fund installation of scrubbers | $		$ 2,450
Number of vessels having scrubbers installed | Vessel		3
Advances paid to shipyards to fund installation of scrubbers | $		$ 1,739
Plan [Member]
Leases [Abstract]
Number of time charters expected to commence | Agreement	2
Minimum [Member]
Leases [Abstract]
Term of time charter agreements		5 months
Maximum [Member]
Leases [Abstract]
Term of time charter agreements		60 months
Three Time Charter Agreements [Member] | Minimum [Member]
Leases [Abstract]
Term of time charter agreements		33 months
Three Time Charter Agreements [Member] | Maximum [Member]
Leases [Abstract]
Term of time charter agreements		60 months